SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of costs of sale [Line Items]
Write-downs (reversals of write-downs) of inventories	$ 6,900,000	$ 8,100,000
Government assistance	18,300,000	15,200,000
Governement jobs credit	45,900,000	$ 41,800,000
Increase (reduction) to income taxes payable	39,100,000
Other non-current assets
Disclosure of costs of sale [Line Items]
Increase (reduction) to income taxes payable	$ 6,800,000